Capital World Growth and Income Fund®
Investment portfolio
August 31, 2020
unaudited
Common stocks 94.06% Information technology 16.86%	Shares	Value (000)
Microsoft Corp.	16,106,728	$3,632,550
Broadcom Inc.	9,141,456	3,173,457
Taiwan Semiconductor Manufacturing Company, Ltd.	148,400,000	2,157,102
ASML Holding NV	3,546,334	1,330,123
Apple Inc.	6,856,628	884,779
Tokyo Electron Ltd.	3,218,800	825,100
Mastercard Inc., Class A	2,148,689	769,639
Accenture PLC, Class A	1,880,134	451,101
NetEase, Inc.	20,453,275	410,638
Logitech International SA	5,054,588	373,635
Keyence Corp.	819,600	338,008
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	54,023,000	294,909
Adobe Inc.[1]	482,145	247,528
EPAM Systems, Inc.[1]	754,179	246,692
Jack Henry & Associates, Inc.	1,309,406	216,602
Samsung Electronics Co., Ltd.	3,795,000	172,515
ServiceNow, Inc.[1]	349,780	168,601
OBIC Co., Ltd.	902,700	160,145
RingCentral, Inc., Class A1	509,000	148,002
Hexagon AB, Class B1	1,691,928	122,526
Visa Inc., Class A	572,409	121,345
Temenos AG	680,758	109,801
Ceridian HCM Holding Inc.[1]	1,372,348	109,129
Ingenico Group SA1	617,827	104,842
Capgemini SE	669,696	92,705
NortonLifeLock Inc.	3,728,958	87,705
Worldline SA, non-registered shares[1]	869,606	79,927
PayPal Holdings, Inc.[1]	298,704	60,977
Largan Precision Co., Ltd.	517,000	59,644
SS&C Technologies Holdings, Inc.	619,827	39,495
Western Union Company	1,351,377	31,879
Autodesk, Inc.[1]	52,585	12,920
salesforce.com, inc.[1]	45,841	12,499
Globalwafers Co., Ltd.	606,000	8,137
		17,054,657
Health care 13.33%
Abbott Laboratories	14,604,904	1,598,799
UnitedHealth Group Inc.	4,941,842	1,544,573
Amgen Inc.	5,137,838	1,301,517
Thermo Fisher Scientific Inc.	2,786,565	1,195,381
Gilead Sciences, Inc.	17,803,209	1,188,364
Novartis AG	13,219,494	1,141,268
AstraZeneca PLC	6,412,478	714,895
Daiichi Sankyo Company, Ltd.	5,773,000	514,918
Pfizer Inc.	12,800,868	483,745
AbbVie Inc.	4,802,053	459,893
Capital World Growth and Income Fund — Page 1 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	2,084,749	$413,114
Chugai Pharmaceutical Co., Ltd.	9,185,074	409,411
Johnson & Johnson	1,617,548	248,148
Coloplast A/S, Class B	1,318,732	223,783
Boston Scientific Corp.[1]	5,009,393	205,485
Centene Corp.[1]	3,113,975	190,949
Zimmer Biomet Holdings, Inc.	1,147,679	161,685
Olympus Corp.	6,690,300	132,587
GlaxoSmithKline PLC	6,526,191	128,416
Koninklijke Philips NV (EUR denominated)[1]	2,689,856	127,226
M3, Inc.	2,002,100	116,064
Intuitive Surgical, Inc.[1]	141,361	103,312
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,191,969	100,595
Vertex Pharmaceuticals Inc.[1]	338,000	94,342
Illumina, Inc.[1]	256,548	91,644
Alcon Inc.[1]	1,606,671	91,287
Zoetis Inc., Class A	540,968	86,609
Humana Inc.	201,909	83,826
WuXi Biologics (Cayman) Inc.[1]	3,179,500	82,624
Cigna Corp.	389,362	69,061
Hypera SA, ordinary nominative	9,071,000	52,404
PerkinElmer, Inc.	354,745	41,760
Bluebird Bio, Inc.[1]	695,685	41,254
Bayer AG	608,830	40,352
		13,479,291
Consumer discretionary 12.79%
Amazon.com, Inc.[1]	579,004	1,998,120
Ocado Group PLC[1,2]	43,152,250	1,440,364
LVMH Moët Hennessy-Louis Vuitton SE	2,881,527	1,350,710
Alibaba Group Holding Ltd.[1]	33,375,604	1,217,855
Alibaba Group Holding Ltd. (ADR)[1]	161,943	46,483
Home Depot, Inc.	4,087,516	1,165,106
MercadoLibre, Inc.[1]	505,797	591,069
Flutter Entertainment PLC (EUR denominated)	2,446,594	412,546
Flutter Entertainment PLC (GBP denominated)	959,548	158,795
General Motors Company	16,274,345	482,209
adidas AG1	1,392,489	423,076
Meituan Dianping, Class B1	10,896,100	359,351
Marriott International, Inc., Class A	2,999,528	308,681
Kering SA	499,455	306,714
Naspers Ltd., Class N	1,659,365	302,751
Sony Corp.	3,307,500	259,472
Shimano Inc.	1,150,700	243,905
Astra International Tbk PT	696,200,000	243,819
Restaurant Brands International Inc. (CAD denominated)	2,584,340	140,020
Restaurant Brands International Inc.	1,476,418	79,933
Lowe’s Companies, Inc.	1,016,539	167,414
NIKE, Inc., Class B	1,299,411	145,391
YUM! Brands, Inc.	1,255,504	120,340
McDonald’s Corp.	499,686	106,693
Wynn Macau, Ltd.[1]	54,984,000	103,438
Moncler SpA[1]	2,570,000	99,521
Peugeot SA1	5,463,474	93,690
Taylor Wimpey PLC	54,575,253	89,368
Capital World Growth and Income Fund — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Just Eat Takeaway (GBP denominated)[1]	792,910	$89,182
Nokian Renkaat Oyj	3,154,000	87,810
EssilorLuxottica[1]	576,488	77,119
Industria de Diseño Textil, SA	2,433,097	68,378
InterContinental Hotels Group PLC[1]	755,363	44,489
Cie. Financière Richemont SA, Class A	670,813	44,347
Midea Group Co., Ltd., Class A	3,999,936	41,162
Melco Resorts & Entertainment Ltd. (ADR)	1,430,351	27,921
		12,937,242
Financials 12.22%
AIA Group Ltd.	127,324,296	1,310,996
CME Group Inc., Class A	5,006,262	880,451
Kotak Mahindra Bank Ltd.[1]	39,164,876	745,627
Ping An Insurance (Group) Company of China, Ltd., Class H	63,153,500	672,669
Ping An Insurance (Group) Company of China, Ltd., Class A	3,913,559	43,744
Zurich Insurance Group AG	1,650,459	609,827
Sberbank of Russia PJSC (ADR)[1]	48,035,539	580,029
HDFC Bank Ltd.[1]	31,461,052	476,933
HDFC Bank Ltd. (ADR)[1]	557,747	27,664
HDFC Life Insurance Company Ltd.[1]	53,647,532	418,933
S&P Global Inc.	1,095,594	401,448
B3 SA - Brasil, Bolsa, Balcao	37,254,267	399,845
JPMorgan Chase & Co.	3,663,150	367,011
Nasdaq, Inc.	2,662,715	357,922
Deutsche Boerse AG	1,854,041	350,463
M&G PLC	119,472,929	276,290
Toronto-Dominion Bank (CAD denominated)	5,466,051	272,684
Aon PLC, Class A	1,219,452	243,878
Intercontinental Exchange, Inc.	2,024,083	215,018
London Stock Exchange Group PLC	1,812,530	213,215
Hong Kong Exchanges and Clearing Ltd.	3,948,900	199,325
QBE Insurance Group Ltd.	25,385,108	198,649
Macquarie Group Ltd.	2,051,187	193,191
Barclays PLC[1]	125,170,031	187,333
BOC Hong Kong (Holdings) Ltd.	63,627,000	180,614
Chubb Ltd.	1,367,897	170,987
Prudential PLC	10,361,697	169,190
BlackRock, Inc.	248,531	147,675
Deutsche Bank AG1	14,534,881	139,195
Bank Rakyat Indonesia (Persero) Tbk PT	541,263,500	130,461
FinecoBank SpA[1]	7,750,000	117,456
St. James’s Place PLC	8,748,556	114,584
Moody’s Corp.	374,895	110,459
Discover Financial Services	2,009,089	106,642
Power Corp. of Canada, subordinate voting shares	5,317,383	106,156
DBS Group Holdings Ltd.	6,880,319	105,540
MarketAxess Holdings Inc.	215,403	104,673
American International Group, Inc.	3,532,040	102,924
The Blackstone Group Inc., Class A	1,879,363	99,512
BNP Paribas SA1	2,155,023	94,034
Banco Santander, SA	36,629,367	81,426
Intesa Sanpaolo SpA[1]	35,788,500	77,097
Legal & General Group PLC	26,539,586	77,091
Ares Management Corp., Class A	1,661,247	67,197
Capital World Growth and Income Fund — Page 3 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Principal Financial Group, Inc.	1,429,352	$60,190
Citigroup Inc.	1,116,000	57,050
Insurance Australia Group Ltd.	14,380,982	50,594
Marsh & McLennan Companies, Inc.	429,880	49,398
Bank of Montreal	711,132	45,132
The People’s Insurance Co. (Group) of China Ltd., Class H	127,612,000	41,658
Wells Fargo & Company	1,696,526	40,971
Credit Suisse Group AG	2,362,347	25,961
National Bank of Canada (Canada)	455,100	25,017
Société Générale[1]	975,152	15,805
		12,357,834
Communication services 11.08%
Netflix, Inc.[1]	4,793,533	2,538,463
Facebook, Inc., Class A1	6,674,916	1,957,085
Alphabet Inc., Class A1	536,248	873,832
Alphabet Inc., Class C1	533,650	872,080
Yandex NV, Class A1	13,872,928	946,550
Comcast Corp., Class A	17,657,393	791,228
Tencent Holdings Ltd.	7,800,500	533,943
SoftBank Group Corp.	7,747,300	482,620
SoftBank Corp.[3]	29,841,000	392,329
Altice USA, Inc., Class A1	11,603,874	320,035
Altice USA, Inc., Class B1,4	1,454,582	40,117
Activision Blizzard, Inc.	2,465,119	205,887
Nintendo Co., Ltd.	365,200	195,642
Nippon Telegraph and Telephone Corp.	7,024,000	159,924
Cellnex Telecom, SA, non-registered shares	2,315,000	148,297
Z Holding Corp.	20,144,400	134,087
América Móvil, SAB de CV, Series L (ADR)	10,477,159	127,507
Daily Mail and General Trust PLC, Class A, nonvoting shares	10,955,939	96,513
LG Uplus Corp.	7,275,385	73,189
ITV PLC	88,724,911	72,016
TELUS Corp.	3,405,408	62,711
Electronic Arts Inc.[1]	446,875	62,326
Shaw Communications Inc., Class B, nonvoting shares	3,141,122	58,736
Verizon Communications Inc.	888,252	52,647
Bharti Infratel Ltd.	5,580,028	15,052
		11,212,816
Industrials 6.87%
Airbus SE, non-registered shares[1]	9,958,749	818,113
CSX Corp.	9,700,201	741,677
Recruit Holdings Co., Ltd.	15,015,500	570,763
Aena SME, SA, non-registered shares[1]	2,841,774	424,243
Stanley Black & Decker, Inc.	2,230,455	359,772
Honeywell International Inc.	1,929,860	319,488
Lockheed Martin Corp.	751,772	293,387
Johnson Controls International PLC	6,998,045	285,030
Northrop Grumman Corp.	784,645	268,827
Safran SA1	2,215,202	256,474
TransDigm Group Inc.	405,931	202,832
Union Pacific Corp.	1,017,561	195,819
ASSA ABLOY AB, Class B	8,362,109	193,348
BAE Systems PLC	26,224,731	182,151
Capital World Growth and Income Fund — Page 4 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
VINCI SA	1,818,678	$170,544
CCR SA, ordinary nominative	60,613,000	147,480
Bunzl PLC	4,128,828	133,675
ManpowerGroup Inc.	1,818,192	133,292
Deutsche Post AG	2,862,200	130,203
Raytheon Technologies Corp.	2,029,933	123,826
Melrose Industries PLC	81,524,066	110,939
Sydney Airport, units	25,307,047	106,765
Nidec Corp.	1,259,600	105,975
L3Harris Technologies, Inc.	563,445	101,837
SMC Corp.	164,900	90,690
Atlas Copco AB, Class B	1,810,294	72,686
RELX PLC	2,945,677	67,038
Knorr-Bremse AG, non-registered shares	439,877	55,894
MTU Aero Engines AG	227,696	42,185
Aeroports de Paris SA	399,888	41,899
Techtronic Industries Co. Ltd.	3,237,000	41,098
LIXIL Group Corp.	2,084,100	38,370
General Dynamics Corp.	243,932	36,431
Jardine Matheson Holdings Ltd.	686,700	28,841
ALD SA	2,548,623	26,187
Otis Worldwide Corp.	231,185	14,542
Carrier Global Corp.	462,371	13,802
		6,946,123
Consumer staples 6.40%
Nestlé SA	13,052,625	1,567,557
Philip Morris International Inc.	17,019,274	1,357,968
British American Tobacco PLC	22,457,669	760,264
British American Tobacco PLC (ADR)	4,043,228	136,540
Altria Group, Inc.	10,438,044	456,560
Constellation Brands, Inc., Class A	2,139,726	394,737
Keurig Dr Pepper Inc.	10,650,484	317,704
Kweichow Moutai Co., Ltd., Class A	1,134,399	295,647
Imperial Brands PLC	14,336,059	240,122
Kirin Holdings Company, Ltd.	7,037,400	138,535
Thai Beverage PCL	274,920,000	124,270
Treasury Wine Estates Ltd.	16,312,273	111,288
Anheuser-Busch InBev SA/NV	1,823,091	106,179
Mondelez International, Inc.	1,800,000	105,156
Conagra Brands, Inc.	2,599,274	99,708
Estée Lauder Companies Inc., Class A	309,729	68,673
Colgate-Palmolive Company	814,772	64,579
Pernod Ricard SA	345,584	59,180
Kroger Co.	1,504,918	53,695
Lamb Weston Holdings, Inc.	312,513	19,641
		6,478,003
Utilities 4.81%
Enel SpA	113,220,795	1,025,365
E.ON SE	72,782,937	860,738
Iberdrola, SA, non-registered shares	54,565,938	686,977
China Resources Gas Group Ltd.	63,148,000	296,584
SSE PLC	16,584,992	279,120
DTE Energy Company	2,246,094	266,544
Capital World Growth and Income Fund — Page 5 of 13

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Ørsted AS	1,581,805	$223,818
Guangdong Investment Ltd.[3]	142,404,919	222,330
Dominion Energy, Inc.	2,263,933	177,583
American Electric Power Company, Inc.	1,501,581	118,370
ENN Energy Holdings Ltd.	8,282,100	91,902
NextEra Energy, Inc.	320,037	89,345
National Grid PLC	7,100,016	80,028
Consolidated Edison, Inc.	1,075,200	76,705
CLP Holdings Ltd.	7,444,000	73,141
China Gas Holdings Ltd.	26,570,800	72,854
Entergy Corp.	728,272	72,201
Engie SA1	4,461,615	62,054
AES Corp.	2,680,809	47,584
Endesa, SA	1,489,623	41,295
		4,864,538
Real estate 3.60%
Crown Castle International Corp. REIT	5,659,606	923,931
American Tower Corp. REIT	2,415,394	601,795
Longfor Group Holdings Ltd.[3]	109,394,500	579,423
China Overseas Land & Investment Ltd.	139,857,500	405,125
Digital Realty Trust, Inc. REIT	1,599,288	248,929
China Resources Land Ltd.	44,478,000	205,741
Shimao Group Holdings Ltd.	37,731,500	169,909
Equinix, Inc. REIT	155,057	122,461
CK Asset Holdings Ltd.	16,761,500	91,050
CIFI Holdings (Group) Co. Ltd.	102,866,381	87,600
Sun Hung Kai Properties Ltd.	5,939,500	79,856
Vonovia SE	1,078,415	77,216
Unibail-Rodamco-Westfield, non-registered shares REIT[3]	916,244	42,818
SBA Communications Corp. REIT	9,894	3,028
		3,638,882
Materials 3.59%
Vale SA, ordinary nominative	56,513,909	615,634
Vale SA, ordinary nominative (ADR)	27,099,538	298,095
Rio Tinto PLC	8,382,663	519,376
Linde PLC	1,729,671	431,968
Fortescue Metals Group Ltd.[3]	20,873,886	268,190
BHP Group PLC	10,573,882	242,098
Air Liquide SA, non-registered shares	955,152	158,493
Sherwin-Williams Company	232,935	156,311
Shin-Etsu Chemical Co., Ltd.	1,278,400	155,523
Freeport-McMoRan Inc.	8,162,959	127,424
CRH PLC	3,008,135	111,282
Amcor PLC (CDI)	8,797,542	98,303
Barrick Gold Corp. (CAD denominated)	3,078,606	91,200
Koninklijke DSM NV	519,101	83,288
Dow Inc.	1,707,547	77,045
Teck Resources Ltd., Class B	5,800,370	66,882
Evonik Industries AG	1,869,978	54,226
Akzo Nobel NV	392,731	38,871
Capital World Growth and Income Fund — Page 6 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
WestRock Co.	950,082	$28,816
LafargeHolcim Ltd.	112,182	5,324
		3,628,349
Energy 2.51%
Canadian Natural Resources, Ltd. (CAD denominated)	19,071,702	376,068
EOG Resources, Inc.	7,907,486	358,525
TC Energy Corp. (CAD denominated)	7,356,387	343,977
Gazprom PJSC (ADR)	66,798,151	325,040
BP PLC	70,391,822	248,602
Royal Dutch Shell PLC, Class B	11,935,580	169,600
Royal Dutch Shell PLC, Class A (GBP denominated)	1,153,350	17,064
Royal Dutch Shell PLC, Class A (ADR)[3]	14,409	428
Royal Dutch Shell PLC, Class A (EUR denominated)	15,495	231
Galp Energia, SGPS, SA, Class B	14,045,425	150,381
Exxon Mobil Corp.	3,289,314	131,375
Chevron Corp.	1,499,320	125,838
Total SE	2,784,505	109,987
Suncor Energy Inc.	4,747,848	76,185
Pioneer Natural Resources Company	620,127	64,450
Baker Hughes Co., Class A	1,819,175	25,978
Reliance Industries Ltd.	521,259	14,735
		2,538,464
Total common stocks (cost: $63,918,973,000)		95,136,199
Preferred securities 0.74% Financials 0.26%
Banco Bradesco SA, preferred nominative	50,846,890	192,491
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[1]	3,518,000	32,682
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[1]	3,417,000	31,676
		256,849
Energy 0.22%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	19,030,870	152,437
Petróleo Brasileiro SA (Petrobras), preferred nominative	16,918,000	67,598
		220,035
Consumer discretionary 0.20%
Volkswagen AG, nonvoting preferred shares[1]	1,234,449	205,266
Health care 0.06%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,857,251	62,326
Total preferred securities (cost: $832,839,000)		744,476
Rights & warrants 0.20% Consumer discretionary 0.20%
Midea Group Co., Ltd., Class A, warrants, expire 2021[4,5]	20,175,000	207,613
Total rights & warrants (cost: $161,304,000)		207,613
Capital World Growth and Income Fund — Page 7 of 13

unaudited
Convertible stocks 0.60% Information technology 0.24%	Shares	Value (000)
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	194,313	$239,044
Financials 0.14%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[5]	124,447	136,651
Health care 0.11%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023[3]	693,804	81,078
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	28,665	35,121
		116,199
Utilities 0.11%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	649,705	65,256
DTE Energy Co., convertible preferred units, 6.25% 2022	1,013,541	46,826
		112,082
Total convertible stocks (cost: $539,832,000)		603,976
Convertible bonds & notes 0.12% Communication services 0.09%	Principal amount (000)
Sea Ltd., convertible notes, 2.375% 2025[5]	$ 49,926	93,111
Consumer discretionary 0.03%
Carnival Corp., convertible notes, 5.75% 2023[5]	16,354	29,412
Total convertible bonds & notes (cost: $66,280,000)		122,523
Bonds, notes & other debt instruments 0.55% Corporate bonds, notes & loans 0.44% Health care 0.14%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,907	90,402
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	55,018
		145,420
Consumer discretionary 0.13%
Carnival Corp. 11.50% 2023[5]	41,140	45,953
General Motors Co. 5.40% 2023	15,446	17,134
General Motors Financial Co. 5.20% 2023	18,950	20,683
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	43,920	50,963
		134,733
Communication services 0.07%
CenturyLink, Inc. 7.50% 2024	7,016	7,963
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,991
Sprint Corp. 11.50% 2021	33,950	37,893
		66,847
Energy 0.04%
ONEOK, Inc. 2.20% 2025	2,141	2,133
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[6]	36,500	39,920
		42,053
Capital World Growth and Income Fund — Page 8 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 0.04%	Principal amount (000)	Value (000)
Lloyds Banking Group PLC, junior subordinated, 6.657% (3-month USD-LIBOR + 1.27% on 5/21/2037)[5,6]	$30,300	$35,430
Consumer staples 0.02%
JBS Investments GmbH II 7.00% 2026[5]	20,000	21,662
Total corporate bonds, notes & loans		446,145
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Argentine Republic 1.40% 2023[7]	ARS961,408	7,055
India (Republic of) 8.60% 2028	INR1,220,300	18,959
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	50,819
		76,833
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 2.50% 2020	$30,000	30,237
Total bonds, notes & other debt instruments (cost: $494,496,000)		553,215
Short-term securities 3.76% Money market investments 3.76%	Shares
Capital Group Central Cash Fund 0.14%[2,8]	37,567,571	3,757,133
Invesco Short-term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	23,494,503	23,494
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,9]	13,000,000	13,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.05%[8,9]	5,000,000	5,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%[8,9]	3,500,000	3,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[8,9]	3,500,000	3,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.04%[8,9]	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[8,9]	50,000	50
		3,805,777
Total short-term securities (cost: $3,805,384,000)		3,805,777
Total investment securities 100.03% (cost: $69,819,108,000)		101,173,779
Other assets less liabilities (0.03)%		(35,352)
Net assets 100.00%		$101,138,427
Capital World Growth and Income Fund — Page 9 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 12/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Common stocks 1.42%
Consumer discretionary 1.42%
Ocado Group PLC[1]	$718,193	$30,990	$324	$285	$691,220	$1,440,364	$—
Communication services 0.00%
ProSiebenSat.1 Media SE1,10	185,815	—	155,783	(189,967)	159,935	—	—
Total common stocks						1,440,364
Short-term securities 3.72%
Money market investments 3.72%
Capital Group Central Cash Fund 0.14%[8]	4,223,179	11,758,748	12,224,847	(20)	73	3,757,133	37,247
Total 5.14%				$(189,702)	$851,228	$5,197,497	$37,247
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was on loan. The total value of all such securities was $138,884,000, which represented .14% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $247,730,000, which represented .24% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $620,795,000, which represented .61% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 8/31/2020.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 8/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Growth and Income Fund — Page 10 of 13

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Capital World Growth and Income Fund — Page 11 of 13

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,054,657	$—	$—	$17,054,657
Health care	13,479,291	—	—	13,479,291
Consumer discretionary	12,937,242	—	—	12,937,242
Financials	12,357,834	—	—	12,357,834
Communication services	11,172,699	40,117	—	11,212,816
Industrials	6,946,123	—	—	6,946,123
Consumer staples	6,478,003	—	—	6,478,003
Utilities	4,864,538	—	—	4,864,538
Real estate	3,638,882	—	—	3,638,882
Materials	3,628,349	—	—	3,628,349
Energy	2,538,464	—	—	2,538,464
Preferred securities	744,476	—	—	744,476
Rights & warrants	—	207,613	—	207,613
Convertible stocks	467,325	136,651	—	603,976
Convertible bonds & notes	—	122,523	—	122,523
Bonds, notes & other debt instruments	—	553,215	—	553,215
Short-term securities	3,805,777	—	—	3,805,777
Total	$100,113,660	$1,060,119	$—	$101,173,779
Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
INR = Indian rupees
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
USD/$ = U.S. dollars
Capital World Growth and Income Fund — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-033-1020O-S78132	Capital World Growth and Income Fund — Page 13 of 13